ACQUISITIONS (Schedule of Acquisition and Integration Related Charges) (Details) - End 2 End [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Acquisition [Line Items]
Acquisition-related professional and services fees	$ 475	$ 0
Integration-related expenses	221	1,377
Earn-Out fair value adjustment	8	0
Total acquisition- and integration-related expenses	$ 704	$ 1,377